Net sales (Tables)	12 Months Ended
Jun. 30, 2021
Net sales
Schedule of revenue by geographic area

	Year ended June 30,
(in € thousands)	2019	2020	2021
Germany	84,534	88,866	115,334
United States	38,559	46,328	77,596
Europe (excluding Germany)(1)	141,951	178,747	253,700
Rest of the world(1)	114,042	135,546	165,466
	379,086	449,487	612,096
(1)	No individual country other than Germany and the United States accounted for more than 10% of net sales.